Employee Benefits - Plan Asset Fair Value Measurements (Details) - United Kingdom - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 27,297	$ 32,423	$ 24,876
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	27,297	32,423
Fair Value, Inputs, Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,029	4,086
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General Active Corporate Bond – Over 10 Year
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,688	7,188
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General Gilt Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,136	7,611
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General Index Linked Gilt Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 12,444	$ 13,538